Note 5 - Share Capital - Warrants Exercised (Details) - $ / shares				12 Months Ended
	Oct. 30, 2024	Oct. 24, 2024	Oct. 15, 2024	Sep. 30, 2025	Sep. 30, 2024
Statement Line Items [Line Items]
Exercised, weighted average exercise price (in CAD per share)	$ 1.7	$ 6.75	$ 6.75	$ 4.26
Warrants exercised (in shares)	300,000	800	307,200	608,000	28,800
Warrants exercised, weighted average share price on exercise date (in CAD per share)	$ 32.92	$ 0.09	$ 22.29	$ 55.3